Securitized Mortgage Trusts - Securitized Mortgage Trust Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trust Assets
Securitized mortgage collateral, at fair value	$ 1,639,251	$ 2,100,175
REO, at net realizable value (NRV)	3,479	3,094
Total securitized mortgage trust assets	1,642,730	2,103,269
Mortgages secured by residential real estate
Trust Assets
Securitized mortgage collateral, at fair value	1,653,749	2,205,575
Mortgages secured by commercial real estate
Trust Assets
Securitized mortgage collateral, at fair value	89,801	170,418
Securitized mortgage collateral
Trust Assets
Securitized mortgage collateral, at fair value	1,639,251	2,100,175
Fair value adjustment	(104,299)	(275,818)
Mortgages serviced for others
Trust Assets
Other mortgages primarily collateralized by REMIC	164,600	216,300
REO inside trusts
Trust Assets
REO, at net realizable value (NRV)	$ 3,479	$ 3,094